Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.93400%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,206,866.96

Principal:
Principal Collections	$20,102,472.03
Prepayments in Full	$9,107,703.99
Liquidation Proceeds	$4,101.10
Recoveries	$65,065.28
Sub Total	$29,279,342.40
Collections	$30,486,209.36

Purchase Amounts:
Purchase Amounts Related to Principal	$615,107.04
Purchase Amounts Related to Interest	$3,575.89
Sub Total	$618,682.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,104,892.29

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,104,892.29
Servicing Fee	$495,515.82	$495,515.82	$0.00	$0.00	$30,609,376.47
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,609,376.47
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$30,609,376.47
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$30,609,376.47
Interest - Class A-3 Notes	$413,853.67	$413,853.67	$0.00	$0.00	$30,195,522.80
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$29,876,238.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,876,238.80
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$29,767,805.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,767,805.88
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$29,690,910.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,690,910.05
Regular Principal Payment	$27,479,689.76	$27,479,689.76	$0.00	$0.00	$2,211,220.29
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,211,220.29
Residual Released to Depositor	$0.00	$2,211,220.29	$0.00	$0.00	$0.00
Total		$31,104,892.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,479,689.76
Total					$27,479,689.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,479,689.76	$49.31	$413,853.67	$0.74	$27,893,543.43	$50.05
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$27,479,689.76	$14.89	$918,466.42	$0.50	$28,398,156.18	$15.39

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$247,076,819.18	0.4433462	$219,597,129.42	0.3940376
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$516,736,819.18	0.2799740	$489,257,129.42	0.2650852

Pool Information
Weighted Average APR	2.743%	2.739%
Weighted Average Remaining Term	32.22	31.47
Number of Receivables Outstanding	41,137	40,132
Pool Balance	$594,618,979.21	$564,654,721.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$553,650,104.46	$526,170,414.70
Pool Factor	0.2977049	0.2827029

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$38,484,306.88
Targeted Overcollateralization Amount	$75,397,592.16
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$75,397,592.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$134,873.47
(Recoveries)		89	$65,065.28
Net Loss for Current Collection Period			$69,808.19
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1409%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2832%
Second Prior Collection Period			0.3449%
Prior Collection Period			0.3743%
Current Collection Period			0.1445%
Four Month Average (Current and Prior Three Collection Periods)			0.2867%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3784	$13,854,598.77
(Cumulative Recoveries)			$2,170,260.70
Cumulative Net Loss for All Collection Periods			$11,684,338.07
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5850%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,661.36
Average Net Loss for Receivables that have experienced a Realized Loss			$3,087.83

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.84%	268	$4,749,922.36
61-90 Days Delinquent	0.23%	68	$1,296,886.52
91-120 Days Delinquent	0.08%	22	$453,861.85
Over 120 Days Delinquent	0.16%	42	$894,912.41
Total Delinquent Receivables	1.31%	400	$7,395,583.14

Repossession Inventory:
Repossessed in the Current Collection Period		10	$255,716.27
Total Repossessed Inventory		40	$843,896.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2016%
Prior Collection Period			0.2747%
Current Collection Period			0.3289%
Three Month Average			0.2684%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4685%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer